Note 10 - Related-party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure Text Block [Abstract]
Note 10 - Related-party Transactions	NOTE 8—RELATED-PARTY TRANSACTIONS Refer to Note 12 for warrants issued.	NOTE 10—RELATED-PARTY TRANSACTIONS Refer to Note 14 for warrants issued.